Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Stock Based Compensation [Abstract]
Schedule of unvested restricted share units
	Number of shares	Weighted- Average Grant-Date Fair Value
Unvested at December 31, 2016	156,804	$4.01
Granted	85,920	$3.12
Cancelled	(16,950)	$(3.36)
Increase of restricted share units pursuant to stock split	112,888	$(1.31)
Unvested at December 31, 2017	338,662	$2.46
Vested	(64,436)	$(2.67)
Forfeited	(154,346)	$(2.67)
Unvested at December 31, 2018	119,880	$2.08
Granted	304,196	$2.72
Unvested at December 31, 2019	424,076	$2.54

Schedule of share based compensation operating expenses
	For the Years Ended December 31,
	2019	2018	2017
Selling and marketing expenses	92,885	(14,483)	110,940
General and administrative expenses	67,099	-	-

Total charges (reversals) of share-based compensation expenses	$159,984	$(14,483)	$110,940